CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Capital Securities [Roll Forward]
Capital Securities, beginning of period	$ 2,833
Capital securities issued	277
Capital securities redeemed	(16)
Non-cash changes on capital securities
Fair value changes	(386)
Foreign currency translation	(3)
Acquisition of Foreign Investments	130
Capital Securities, end of period	$ 2,835